ASSET ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
SCHEDULE OF FAIR VALUATION OF ASSUMPTIONS
Stock price	$45.00
Risk-free rate	3.58%
Volatility	100%
Dividend yield	0%
Expected term	3.0 years

SCHEDULE OF FAIR VALUE MEASUREMENT OF ASSETS ACQUIRED

The table below shows the total fair value of the consideration paid for the Exacis Assets (in thousands).

Fair Value of Consideration
Shares issued	$208
Contingent consideration	225
Direct costs	27
Total fair value	$460